Loans (Tables)	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Schedule Of Loans By Portfolio Segment

(Dollars in thousands)	2011	2010

Commercial:
Commercial, financial, and industrial	$8,014,927	$7,338,155
Commercial real estate
Income CRE	1,257,497	1,406,646
Residential CRE	120,913	263,878
Retail:
Consumer real estate	5,291,364	5,617,619
Permanent mortgage	787,597	1,086,859
Credit card & other	284,051	311,924
Restricted real estate loans (a)	640,778	757,491

Loans, net of unearned income	$16,397,127	$16,782,572
Allowance for loan losses	384,351	664,799

Total net loans	$16,012,776	$16,117,773

(a)	Balances as of December 31, 2011 and 2010 include $600.2 million and $701.8 million of consumer real estate loans and $40.6 million and $55.7 million of permanent mortgage loans, respectively.

Rollforward Of The Allowance For Loan Losses By Portfolio Segment

(Dollars in thousands)	C&I	Commercial Real Estate	Consumer Real Estate	Permanent Mortgage	Credit Card and Other	Total

Balance as of January 1, 2009	$191,893	$199,925	$181,818	$53,585	$221,989	$849,210
Charge-offs	(129,283)	(277,461)	(224,853)	(63,004)	(182,360)	(876,961)
Recoveries	7,594	10,790	16,244	797	9,240	44,665
Provision	206,444	272,471	241,879	132,518	26,688	880,000

Balance as of December 31, 2009 (a)(b)	276,648	205,725	215,088	123,896	75,557	896,914

Allowance – individually evaluated for impairment	18,048	2,746	5,997	3,996	857	31,644
Allowance – collectively evaluated for impairment	258,600	202,979	209,091	119,900	74,700	865,270
Loans, net of unearned as of December 31, 2009:
Individually evaluated for impairment	103,616	405,458	25,766	26,229	3,098	564,167
Collectively evaluated for impairment	7,046,168	2,008,492	6,905,668	1,059,439	539,950	17,559,717

Total loans, net of unearned (a)(b)	$7,149,784	$2,413,950	$6,931,434	$1,085,668	$543,048	$18,123,884

Balance as of January 1, 2010	$276,648	$205,725	$215,088	$123,896	$75,557	$896,914
Adjustment due to amendments of ASC 810	-	-	16,106	8,472	-	24,578
Charge-offs	(97,272)	(127,323)	(233,269)	(71,113)	(47,564)	(576,541)
Recoveries	11,630	13,030	16,300	1,658	7,230	49,848
Provision	48,463	63,653	178,125	2,096	(22,337)	270,000

Balance as of December 31, 2010 (a)(b)	239,469	155,085	192,350	65,009	12,886	664,799

Allowance – individually evaluated for impairment	61,327	17,395	19,691	16,678	267	115,358
Allowance – collectively evaluated for impairment	178,142	137,690	172,659	48,331	12,619	549,441
Loans, net of unearned as of December 31, 2010:
Individually evaluated for impairment	213,405	242,143	69,775	96,765	764	622,852
Collectively evaluated for impairment	7,124,750	1,428,381	6,249,637	1,045,792	311,160	16,159,720

Total loans, net of unearned (a)(b)	$7,338,155	$1,670,524	$6,319,412	$1,142,557	$311,924	$16,782,572

Balance as of January 1, 2011	$239,469	$155,085	$192,350	$65,009	$12,886	$664,799
Charge-offs	(76,728)	(41,147)	(164,922)	(75,218)	(19,253)	(377,268)
Recoveries	16,562	11,047	16,019	5,375	3,817	52,820
Provision	(48,890)	(69,399)	121,630	31,028	9,631	44,000

Balance as of December 31, 2011 (a)(b)	130,413	55,586	165,077	26,194	7,081	384,351

Allowance – individually evaluated for impairment	28,973	8,214	44,606	6,015	333	88,141
Allowance – collectively evaluated for impairment	101,440	47,372	120,471	20,179	6,748	296,210
Loans, net of unearned as of December 31, 2011:
Individually evaluated for impairment	170,124	115,319	120,127	73,064	1,117	479,751
Collectively evaluated for impairment	7,844,803	1,263,091	5,771,419	755,129	282,934	15,917,376

Total loans, net of unearned (a)(b)	$8,014,927	$1,378,410	$5,891,546	$828,193	$284,051	$16,397,127

(a)

Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.

(b)

Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.

Information By Class Related To Individually Impaired Loans

(Dollars in thousands)	2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

Impaired loans with no related allowance recorded:
Commercial:
General C&I	$78,804	$119,974	$-	$61,631	$1,099
TRUPs	43,177	47,000	-	34,292	-
Income CRE	67,653	122,183	-	87,771	821
Residential CRE	24,290	43,544	-	41,846	507

Total	$213,924	$332,701	$-	$225,540	$2,427

Impaired loans with related allowance recorded:
Commercial:
General C&I	$16,528	$20,778	$5,148	$66,401	$210
TRUPs	31,616	33,700	23,825	29,441	-
Income CRE	2,222	2,222	243	18,381	41
Residential CRE	21,153	21,153	7,971	30,733	-

Total	$71,519	$77,853	$37,187	$144,956	$251

Retail:
HELOC	$49,919	$49,919	$21,548	$37,647	$885
R/E Installment loans	70,208	70,208	23,058	57,304	987
Permanent mortgage	73,064	73,064	6,015	84,915	1,933
Credit card & other	1,117	1,117	333	941	48

Total	$194,308	$194,308	$50,954	$180,807	$3,853

Total commercial	$285,443	$410,554	$37,187	$370,496	$2,678

Total retail	$194,308	$194,308	$50,954	$180,807	$3,853

Total impaired loans	$479,751	$604,862	$88,141	$551,303	$6,531

(Dollars in thousands)	2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance

Impaired loans with no related allowance recorded:
Commercial:
General C&I	$44,459	$65,929	$-
TRUPs	25,406	28,000	-
Income CRE	107,888	176,650	-
Residential CRE	59,402	127,126	-

Total	$237,155	$397,705	$-

Impaired loans with related allowance recorded:
Commercial:
General C&I	$116,275	$117,644	$34,061
TRUPs	27,266	30,000	27,266
Income CRE	34,540	36,974	8,821
Residential CRE	40,313	44,091	8,574

Total	$218,394	$228,709	$78,722

Retail:
HELOC	$25,375	$25,375	$7,161
R/E Installment loans	44,399	44,399	12,530
Permanent mortgage	96,765	96,765	16,679
OTC, credit card, & other	764	764	266

Total	$167,303	$167,303	$36,636

Total commercial	$455,549	$626,414	$78,722

Total retail	$167,303	$167,303	$36,636

Total impaired loans	$622,852	$793,717	$115,358

Commercial Loan Portfolio Classes, Disaggregated By PD Grade

(Dollars in millions)	2011
	General C&I	Loans to Mortgage Companies	TRUPS (a)	Income CRE	Residential CRE	Total	Allowance for Loan Losses

PD Grade:
1	$172	$-	$-	$-	$-	$172	$-
2	156	-	-	3	-	159	-
3	162	-	-	20	-	182	-
4	221	-	-	7	-	228	1
5	385	-	-	25	-	410	1
6	892	157	-	115	4	1,168	5
7	892	664	-	175	6	1,737	9
8	979	391	-	144	1	1,515	15
9	634	155	-	152	3	944	15
10	477	27	-	108	1	613	11
11	432	-	-	123	2	557	14
12	157	-	-	15	4	176	5
13	264	-	334	75	8	681	15
14,15,16	290	-	4	225	47	566	58

Total loans collectively evaluated for impairment	6,113	1,394	338	1,187	76	9,108	$149
Total loans individually evaluated for impairment	95	-	75	70	45	285	37

Total commercial loans	$6,208	$1,394	$413	$1,257	$121	$9,393	$186

(Dollars in millions)	2010
	General C&I	Loans to Mortgage Companies	TRUPS (a)	Income CRE	Residential CRE	Total	Allowance for Loan Losses

PD Grade:
1	$86	$-	$-	$-	$-	$86	$-
2	87	-	-	4	-	91	-
3	143	-	-	16	-	159	1
4	199	-	-	8	-	207	2
5	360	-	-	24	1	385	5
6	666	88	-	53	-	807	6
7	855	214	-	96	5	1,170	11
8	997	387	-	151	5	1,540	18
9	491	112	-	146	3	752	15
10	463	12	-	82	4	561	11
11	493	-	-	113	3	609	20
12	246	2	-	30	7	285	12
13	422	-	276	167	14	879	51
14,15,16	423	2	101	375	121	1,022	164

Total loans collectively evaluated for impairment	5,931	817	377	1,265	163	8,553	316
Total loans individually evaluated for impairment	161	-	53	142	100	456	79

Total commercial loans	$6,092	$817	$430	$1,407	$263	$9,009	$395

(a)

Balances as of December 31, 2011 and 2010 presented net of $34.2 million and $35.6 million respectively lower of cost or market ("LOCOM") valuation allowance. Based on the underlying structure of the notes, the highest possible internal grade is "13". Portfolio reserve estimate considers recent financial performance of individual borrowers and other factors.

Period-End Balances And Various Asset Quality Attributes By Origination Vintage For The HELOC

HELOC (Dollars in millions)	Period End Balance (a)	Origination Characteristics					Avg Refreshed FICO
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2003	$182	75.6%	723	15.2%	40.3%	22.9%	719
2003	273	76.1%	733	23.8%	26.6%	16.8%	726
2004	588	79.7%	728	31.7%	17.4%	19.6%	720
2005	732	79.5%	734	15.9%	16.6%	12.0%	722
2006	544	76.8%	741	6.6%	22.9%	13.8%	726
2007	566	77.5%	746	13.6%	28.8%	15.0%	732
2008	293	74.0%	755	8.7%	69.9%	37.2%	749
2009	179	71.6%	754	0.0%	86.6%	45.4%	755
2010	174	72.9%	755	0.0%	94.6%	45.2%	757
2011	159	71.1%	760	0.0%	92.6%	51.5%	758

Total	$3,690	76.9%	740	14.5%	36.0%	21.7%	731

(a)

Includes $600.2 million of restricted loan balances.

HELOC (Dollars in millions)	Period End Balance (a)	Origination Characteristics					Avg Refreshed FICO
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2003	$230	75.5%	724	14.2%	42.3%	22.7%	723
2003	321	76.3%	733	24.4%	25.7%	15.4%	730
2004	690	79.5%	729	31.8%	17.3%	18.8%	722
2005	855	79.5%	735	16.5%	17.0%	11.7%	722
2006	630	76.8%	742	7.0%	24.4%	13.6%	730
2007	630	77.5%	746	13.8%	28.9%	14.3%	734
2008	323	74.1%	755	8.8%	69.7%	36.8%	753
2009	205	71.8%	756	0.0%	86.6%	45.3%	759
2010	199	73.0%	758	0.0%	94.9%	46.5%	757

Total	$4,083	77.2%	740	15.4%	33.6%	19.9%	732

(a)	Includes $701.8 million of restricted loan balances.

Period-End Balances And Various Asset Quality Attributes By Origination Vintage For The Real Estate Installment Loans
R/E Installment Loans (Dollars in millions)	Period End Balance	Origination Characteristics					Avg Refreshed FICO
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2003	$56	77.8%	689	18.3%	62.1%	66.2%	687
2003	163	72.5%	722	3.0%	43.6%	77.5%	732
2004	97	74.1%	710	7.9%	49.6%	72.8%	708
2005	272	83.3%	720	26.3%	20.4%	27.5%	714
2006	295	79.4%	721	4.7%	23.5%	24.2%	706
2007	415	82.5%	730	16.1%	23.5%	24.7%	714
2008	153	77.9%	734	6.2%	77.6%	78.5%	729
2009	94	72.7%	751	0.0%	90.1%	82.7%	751
2010	196	85.8%	747	0.0%	88.8%	97.9%	753
2011	461	78.9%	760	0.0%	88.5%	97.5%	759

Total	$2,202	79.8%	734	8.4%	52.7%	60.0%	729

R/E Installment Loans (Dollars in millions)	Period End Balance	Origination Characteristics					Avg Refreshed FICO
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2003	$83	77.2%	697	17.7%	62.3%	67.2%	727
2003	222	72.4%	726	3.1%	44.4%	77.5%	731
2004	128	73.6%	714	7.2%	51.4%	71.5%	724
2005	343	82.5%	722	25.7%	21.7%	27.8%	721
2006	378	78.3%	723	4.7%	25.5%	25.6%	728
2007	520	81.1%	732	15.7%	24.2%	24.3%	734
2008	211	76.8%	740	5.6%	78.7%	78.3%	751
2009	134	71.1%	753	0.0%	89.6%	82.6%	760
2010	217	82.1%	748	0.0%	89.2%	96.5%	751

Total	$2,236	78.3%	729	10.3%	44.4%	50.2%	732

Period-End Balances And Various Asset Quality Attributes By Origination Vintage For Permanent Mortgage Classes Of Loans
Permanent Mortgage (Dollars in millions)	Period End Balance (a)	Origination Characteristics					Avg Refreshed FICO
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2004	$170	64.8%	726	48.7%	10.0%	96.9%	739
2004	12	78.2%	719	17.8%	15.0%	100.0%	690
2005	63	74.4%	740	37.3%	2.6%	100.0%	733
2006	115	71.5%	735	37.9%	1.4%	100.0%	710
2007	314	71.0%	734	55.5%	1.2%	100.0%	706
2008	154	73.9%	742	50.1%	0.4%	99.9%	718

Total	$828	70.9%	734	48.7%	3.1%	99.4%	717

(a)	Includes $40.6 million of restricted loan balances and first lien mortgages recognized through the exercise of cleanup calls for certain proprietary first lien securitization trusts.
Permanent Mortgage (Dollars in millions)	Period End Balance (a)	Origination Characteristics					Avg Refreshed FICO (b)
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2004	$190	67.8%	727	48.2%	9.6%	99.6%	N/A
2004	15	82.0%	725	19.2%	25.7%	100.0%	N/A
2005	81	79.8%	742	34.3%	5.4%	98.3%	N/A
2006	154	79.2%	734	41.1%	2.1%	97.0%	N/A
2007	447	79.1%	732	56.1%	1.0%	95.6%	N/A
2008	256	79.9%	737	55.7%	0.8%	100.0%	N/A

Total	$1,143	77.6%	733	50.7%	3.1%	97.7%	N/A

(a)	Includes $55.7 million of restricted loan balances and first lien mortgages recognized through the exercise of cleanup calls for certain proprietary first lien securitization trusts.

(b)	Refreshed FICO scores were not obtained prior to first quarter 2011.

Accruing Delinquency Amounts For Credit Card And Other Portfolio Classes

(Dollars in millions)	Credit Card		Other
	2011	2010	2011	2010

Accruing delinquent balances:
30-89 days past due	$1.9	$1.9	$0.4	$0.8
90+ days past due	1.4	1.6	0.1	0.2

Total	$3.3	$3.5	$0.5	$1.0

Accruing And Non-Accruing Loans By Class

(Dollars in thousands)	Accruing				Non-Accruing				Total Loans
	Current	30-89 Days Past Due	90 + Days Past Due	Total Accruing	Current	30-89 Days Past Due	90 + Days Past Due	Total Non- Accruing

Commercial (C&I):
General C&I	$6,109,009	$11,576	$234	$6,120,819	$42,396	$12,938	$31,611	$86,945	$6,207,764
Loans to mortgage companies	1,393,659	40	-	1,393,699	-	-	491	491	1,394,190
TRUPS (a)	338,180	-	-	338,180	-	-	74,793	74,793	412,973

Total commercial (C&I)	7,840,848	11,616	234	7,852,698	42,396	12,938	106,895	162,229	8,014,927

Commercial real estate:
Income CRE	1,178,708	9,610	-	1,188,318	20,272	2,125	46,782	69,179	1,257,497
Residential CRE	74,252	875	-	75,127	25,149	7,359	13,278	45,786	120,913

Total commercial real estate	1,252,960	10,485	-	1,263,445	45,421	9,484	60,060	114,965	1,378,410

Consumer real estate:
HELOC (b)	3,598,926	44,728	25,978	3,669,632	10,446	1,079	8,878	20,403	3,690,035
R/E installment loans	2,145,181	26,310	11,647	2,183,138	11,781	1,358	5,234	18,373	2,201,511

Total consumer real estate	5,744,107	71,038	37,625	5,852,770	22,227	2,437	14,112	38,776	5,891,546

Permanent mortgage (b)	764,388	15,401	12,415	792,204	15,066	342	20,581	35,989	828,193

Credit card & other
Credit card	188,702	1,868	1,422	191,992	-	-	-	-	191,992
Other	89,433	405	80	89,918	5	-	2,136	2,141	92,059

Total credit card & other	278,135	2,273	1,502	281,910	5	-	2,136	2,141	284,051

Total loans, net of unearned	$15,880,438	$110,813	$51,776	$16,043,027	$125,115	$25,201	$203,784	$354,100	$16,397,127

(a)	Includes LOCOM valuation allowance of $34.2 million.

(b)	Includes restricted loans.

The following table reflects accruing and non-accruing loans by class on December 31, 2010:

(Dollars in thousands)	Accruing				Non-Accruing				Total Loans
	Current	30-89 Days Past Due	90 + Days Past Due	Total Accruing	Current	30-89 Days Past Due	90 + Days Past Due	Total Non- Accruing

Commercial (C&I):
General C&I	$5,905,087	$26,508	$182	$5,931,777	$89,307	$18,154	$52,263	$159,724	$6,091,501
Loans to mortgage companies	815,529	-	-	815,529	-	-	1,597	1,597	817,126
TRUPS (a)	376,856	-	-	376,856	-	-	52,672	52,672	429,528

Total commercial (C&I)	7,097,472	26,508	182	7,124,162	89,307	18,154	106,532	213,993	7,338,155

Commercial real estate:
Income CRE	1,248,209	16,915	-	1,265,124	32,248	3,516	105,758	141,522	1,406,646
Residential CRE	144,524	8,409	-	152,933	26,095	3,283	81,567	110,945	263,878

Total commercial real estate	1,392,733	25,324	-	1,418,057	58,343	6,799	187,325	252,467	1,670,524

Consumer real estate:
HELOC (b)	3,980,830	55,122	32,717	4,068,669	8,461	563	5,349	14,373	4,083,042
R/E installment loans	2,164,544	35,528	15,220	2,215,292	13,631	1,287	6,160	21,078	2,236,370

Total consumer real estate	6,145,374	90,650	47,937	6,283,961	22,092	1,850	11,509	35,451	6,319,412

Permanent mortgage (b)	959,431	28,041	29,367	1,016,839	15,088	9,814	100,816	125,718	1,142,557

Credit card & other
Credit card	188,921	1,912	1,604	192,437	-	-	-	-	192,437
Other	99,259	798	154	100,211	-	-	19,276	19,276	119,487

Total credit card & other	288,180	2,710	1,758	292,648	-	-	19,276	19,276	311,924

Total loans, net of unearned	$15,883,190	$173,233	$79,244	$16,135,667	$184,830	$36,617	$425,458	$646,905	$16,782,572

(a)	Includes LOCOM valuation allowance of $35.6 million.

(b)	Includes restricted loans.

Schedule Of Troubled Debt Restructurings Occurring During The Year

(Dollars in thousands)	2011
	Number	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial (C&I):
General C&I	18	$15,960	$15,524
Loans to Mortgage Companies	-	-	-
TRUPS	-	-	-

Total commercial (C&I)	18	15,960	15,524

Commercial real estate:
Income CRE	13	13,630	13,155
Residential CRE	6	2,257	2,735

Total commercial real estate	19	15,887	15,890

Consumer real estate:
HELOC	169	21,093	20,992
R/E installment loans	147	21,044	21,249

Total consumer real estate	316	42,137	42,241

Permanent mortgage	129	79,776	82,633

Credit card & other:
Credit card	102	451	590
Other	-	-	-

Total credit card & other	102	451	590

Total troubled debt restructurings	584	$154,211	$156,878

Schedule Of Troubled Debt Restructurings Within The Previous 12 Months

(Dollars in thousands)	2011
	Number	Recorded Investment

Commercial (C&I):
General C&I	43	$31,663
Loans to Mortgage Companies	-	-
TRUPS	-	-

Total commercial (C&I)	43	31,663

Commercial real estate:
Income CRE	24	26,563
Residential CRE	15	18,512

Total commercial real estate	39	45,075

Consumer real estate:
HELOC	35	6,041
R/E installment loans	26	2,421

Total consumer real estate	61	8,462

Permanent mortgage	37	37,976

Credit card & other:
Credit card	51	3,842
Other	-	-

Total credit card & other	51	3,842

Total troubled debt restructurings	231	$127,018